Other Operating Expenses - Summary of Other Operating Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of analysis of income and expense [Line Items]
Other operating expenses	¥ 62,561	¥ 57,166	¥ 54,585
Other operating expenses [Member]
Disclosure of analysis of income and expense [Line Items]
Credit loss allowance and write-down of inventories	3,846	3,955	4,173
Commission and other service expenses	23,151	22,658	23,826
Advertising and promotion expenses	2,882	2,463	2,325
Internet access terminal maintenance expenses	3,358	3,547	3,857
Customer retention costs	4,085	3,987	3,775
Auditors' remuneration	78	74	69
Property management fee	2,192	2,169	2,150
Office and administrative expenses	1,763	1,919	1,972
Transportation expense	1,565	1,642	1,676
Miscellaneous taxes and fees	1,387	1,251	1,375
Service technical support expenses	8,035	4,355	4,641
Repairs and maintenance expenses	770	824	852
Loss on disposal of property, plant and equipment	4,148	3,489	355
Others	¥ 5,301	¥ 4,833	¥ 3,539